SCHEDULE OF DUE FROM (TO) RELATED PARTY TRANSACTION (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from related party		$ 714,527
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Due from related party	107,728
Due to related parties		37,512	87,456
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party	$ 107,728	714,527
Due to related parties		37,512	104,789
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Due to related parties			12,951
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 4,382